Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Variable Insurance Trust
Entity Central Index Key	0001537395
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000111397 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust/Dow Jones Dividend& Income Allocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust/Dow Jones Dividend & Income Allocation Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTDJDI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTDJDI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	$59	1.18%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%	[1]
Net Assets	$ 828,987,972
Holdings Count | Holding	480
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$828,987,972
Total number of portfolio holdings	480
Portfolio turnover rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	51.1%
Corporate Bonds and Notes	43.0%
Foreign Corporate Bonds and Notes	3.3%
U.S. Government Bonds and Notes	1.5%
Money Market Funds	0.5%
Net Other Assets and Liabilities	0.6%
Sector Allocation

C000138651 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi IncomeAllocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Multi Income Allocation Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTMII. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTMII
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Income Allocation Portfolio - Class I	$42(1)	0.83%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 42	[2]
Expense Ratio, Percent	0.83%	[2],[3]
Net Assets	$ 22,390,384
Holdings Count | Holding	176
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$22,390,384
Total number of portfolio holdings	176
Portfolio turnover rate	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Senior Loan ETF	11.6%
First Trust Tactical High Yield ETF	7.9%
First Trust Institutional Preferred Securities and Income ETF	7.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
First Trust Intermediate Government Opportunities ETF	5.4%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16%, 0.00%	2.9%
iShares 7-10 Year Treasury Bond ETF	2.5%
First Trust Preferred Securities and Income ETF	2.4%
First Trust Limited Duration Investment Grade Corporate ETF	2.0%
First Trust Structured Credit Income Opportunities ETF	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
First Trust Senior Loan ETF	11.6%
First Trust Tactical High Yield ETF	7.9%
First Trust Institutional Preferred Securities and Income ETF	7.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
First Trust Intermediate Government Opportunities ETF	5.4%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16%, 0.00%	2.9%
iShares 7-10 Year Treasury Bond ETF	2.5%
First Trust Preferred Securities and Income ETF	2.4%
First Trust Limited Duration Investment Grade Corporate ETF	2.0%
First Trust Structured Credit Income Opportunities ETF	1.1%

C000160832 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey WrightTactical Core Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dorsey Wright Tactical Core Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTDWTCI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTDWTCI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Tactical Core Portfolio - Class I	$39(1)	0.77%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 39	[4]
Expense Ratio, Percent	0.77%	[4],[5]
Net Assets	$ 52,900,070
Holdings Count | Holding	21
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$52,900,070
Total number of portfolio holdings	21
Portfolio turnover rate	58%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Large Cap Growth AlphaDEX® Fund	10.7%
First Trust Dow Jones Internet Index Fund	10.4%
First Trust Large Cap Core AlphaDEX® Fund	10.0%
First Trust Mid Cap Growth AlphaDEX® Fund	9.4%
First Trust Utilities AlphaDEX® Fund	8.7%
First Trust Industrials/Producer Durables AlphaDEX® Fund	8.3%
First Trust Financials AlphaDEX® Fund	8.3%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	8.0%
iShares Core U.S. Aggregate Bond ETF	5.8%
SPDR Bloomberg High Yield Bond ETF	3.4%

Largest Holdings [Text Block]
Top Ten Holdings
First Trust Large Cap Growth AlphaDEX® Fund	10.7%
First Trust Dow Jones Internet Index Fund	10.4%
First Trust Large Cap Core AlphaDEX® Fund	10.0%
First Trust Mid Cap Growth AlphaDEX® Fund	9.4%
First Trust Utilities AlphaDEX® Fund	8.7%
First Trust Industrials/Producer Durables AlphaDEX® Fund	8.3%
First Trust Financials AlphaDEX® Fund	8.3%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	8.0%
iShares Core U.S. Aggregate Bond ETF	5.8%
SPDR Bloomberg High Yield Bond ETF	3.4%

C000218786 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust CapitalStrength® Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Capital Strength® Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTACSI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTACSI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® Portfolio - Class I	$56	1.10%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[6]
Net Assets	$ 172,855,641
Holdings Count | Holding	51
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$172,855,641
Total number of portfolio holdings	51
Portfolio turnover rate	55%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Microsoft Corp.	2.5%
TE Connectivity PLC	2.4%
Cisco Systems, Inc.	2.3%
BlackRock, Inc.	2.2%
Honeywell International, Inc.	2.2%
Moody's Corp.	2.2%
Stryker Corp.	2.1%
Dover Corp.	2.1%
PPG Industries, Inc.	2.1%
Ecolab, Inc.	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	2.5%
TE Connectivity PLC	2.4%
Cisco Systems, Inc.	2.3%
BlackRock, Inc.	2.2%
Honeywell International, Inc.	2.2%
Moody's Corp.	2.2%
Stryker Corp.	2.1%
Dover Corp.	2.1%
PPG Industries, Inc.	2.1%
Ecolab, Inc.	2.1%

C000218789 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust InternationalDeveloped Capital Strength® Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust International Developed Capital Strength® Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTAIDCSI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTAIDCSI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust International Developed Capital Strength® Portfolio - Class I	$64	1.20%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%	[7]
Net Assets	$ 34,051,839
Holdings Count | Holding	52
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$34,051,839
Total number of portfolio holdings	52
Portfolio turnover rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16%, 0.00%	3.5%
Publicis Groupe S.A.	2.1%
GEA Group AG	2.1%
Obic Co., Ltd.	2.1%
Chocoladefabriken Lindt & Spruengli AG	2.1%
Sika AG	2.1%
Royal Bank of Canada	2.1%
QBE Insurance Group Ltd.	2.1%
Bureau Veritas S.A.	2.1%
Kone Oyj, Class B	2.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16%, 0.00%	3.5%
Publicis Groupe S.A.	2.1%
GEA Group AG	2.1%
Obic Co., Ltd.	2.1%
Chocoladefabriken Lindt & Spruengli AG	2.1%
Sika AG	2.1%
Royal Bank of Canada	2.1%
QBE Insurance Group Ltd.	2.1%
Bureau Veritas S.A.	2.1%
Kone Oyj, Class B	2.0%

C000241974 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust GrowthStrengthTM Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Growth StrengthTM Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTGSTI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTGSTI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Growth StrengthTM Portfolio - Class I	$62	1.20%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%	[8]
Net Assets	$ 28,477,867
Holdings Count | Holding	51
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$28,477,867
Total number of portfolio holdings	51
Portfolio turnover rate	60%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Vertiv Holdings Co., Class A	2.9%
Broadcom, Inc.	2.6%
NVIDIA Corp.	2.6%
Amphenol Corp., Class A	2.5%
Meta Platforms, Inc., Class A	2.4%
Arista Networks, Inc.	2.4%
Trade Desk (The), Inc., Class A	2.3%
Pinterest, Inc., Class A	2.3%
EMCOR Group, Inc.	2.3%
KLA Corp.	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Vertiv Holdings Co., Class A	2.9%
Broadcom, Inc.	2.6%
NVIDIA Corp.	2.6%
Amphenol Corp., Class A	2.5%
Meta Platforms, Inc., Class A	2.4%
Arista Networks, Inc.	2.4%
Trade Desk (The), Inc., Class A	2.3%
Pinterest, Inc., Class A	2.3%
EMCOR Group, Inc.	2.3%
KLA Corp.	2.3%

C000241976 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Capital Strength®Hedged Equity Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Capital Strength® Hedged Equity Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTCSHI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTCSHI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® Hedged Equity Portfolio - Class I	$62	1.25%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%	[9]
Net Assets	$ 13,448,857
Holdings Count | Holding	57
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$13,448,857
Total number of portfolio holdings	57
Portfolio turnover rate	50%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	109.3%
Money Market Funds	0.4%
Put Options Purchased	0.0%
Call Options Written	(12.0)%
Put Options Written	(0.0)%
Net Other Assets and Liabilities	2.3%
Sector Allocation

[1]	Annualized.
[2]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[3]	Annualized.
[4]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.